SCHEDULE OF FAIR VALUE HIERARCHY OF VALUATION INPUTS ON RECURRING BASIS (Details) - Fair Value, Inputs, Level 3 [Member] - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value of warrant liability	$ 1,100	$ 25,470
Fair value of investment option liability	1,988	23,608
Wainwright Investment Options [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value of investment option liability	1,988	23,608
Warrant liabilities - January 2021 Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value of warrant liability		4
Warrant liabilities - February 2021 Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value of warrant liability		4
Warrant liabilities - February 2022 Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value of warrant liability	$ 1,100	$ 25,462